Supplementry Financial Statement Information (Details) - Schedule of Other Payables - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Payables [Abstract]
Employees and employee institutions		$ 760	$ 806
Expenses payable		385	305
Royalties payable		247	247
Other liabilities		9	11
Total	$ 1,653	$ 1,401	$ 1,369